DEFERRED COSTS (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Deferred Charges	$ 65,469	$ 30,327	$ 293,026	$ 0
Amortization of Deferred Charges	51,399	9,974	103,383	0
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 0	$ 80,153	$ 80,153	$ 0